FINANCIAL INSTRUMENTS (Details) - Cash Flow Hedging $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Financial Instruments
Cash flow net loss to be reclassified within the next 12 months	$ 2.6
Commodity contracts
Financial Instruments
Notional amount	2.8
Foreign exchange contracts
Financial Instruments
Notional amount	$ 1,550.0